Borrowings - Aggregate maturities of the above long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Aggregate maturities of the above long-term borrowings
2023	¥ 0	¥ 29,130
2024	500
2025	200	500
2026		200
2027 and thereafter		1,300
Total	¥ 31,130	¥ 31,130